Long-Term Investment - Additional Information (Detail) HKD in Thousands, $ in Thousands		12 Months Ended
	Mar. 27, 2015	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 HKD	Dec. 31, 2015 USD ($)
Percentage of issued capital	45.00%
Long-term investment		¥ 167,560,000	HKD 200,000	$ 25,867
Impairment loss		0
Million Cube [Member]
Acquired Interest Percentage	40.00%
Paragon [Member]
Acquired Interest Percentage	18.00%
Impairment loss		¥ 0